CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net loss	$ (101,211)	$ (156,124)	$ (59,414)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	24,473	17,736	13,889
Non-cash interest expense, including interest expenses associated with debt issuance costs	9,648	10,044	4,759
Stock-based compensation	13,546	4,542	1,531
Change in fair value of warrant liability and embedded derivative	(3,424)	84,455	(1,493)
Noncash lease expense	896	589	906
Accretion expense	229	217	303
Impairment of energy storage systems	4,320	1,395	295
Issuance of warrants for services	9,183	0	0
Net (accretion of discount) amortization of premium on investments	664	0	0
Other	(50)	(129)	(76)
Changes in operating assets and liabilities:
Accounts receivable	(48,125)	(6,988)	(5,112)
Inventory	(1,877)	(17,263)	(1,553)
Other assets	(24,783)	(5,329)	(1,860)
Right-of-use assets	(199)	0	0
Contract origination costs, net	(2,622)	(2,552)	(1,302)
Accounts payable and accrued expenses	33,462	5,684	10,562
Deferred revenue	(14,967)	31,682	9,007
Lease liabilities	(303)	(646)	(230)
Other liabilities	(126)	(984)	110
Net cash used in operating activities	(101,266)	(33,671)	(29,678)
INVESTING ACTIVITIES
Purchase of available-for-sale investments	(189,858)	0	0
Sale of available-for-sale investments	16,011	0	0
Purchase of energy storage systems	(3,604)	(6,196)	(40,995)
Capital expenditures on internally-developed software	(5,970)	(5,828)	(5,356)
Purchase of equity method investment	(1,212)	0	0
Purchase of property and equipment	(600)	(12)	(7)
Net cash used in investing activities	(185,233)	(12,036)	(46,358)
FINANCING ACTIVITIES
Proceeds from exercise of stock options and warrants	148,532	422	36
Payments for taxes related to net share settlement of stock options	(12,622)	0	0
Net contributions from Merger and PIPE financing, net of transaction costs of $58,061	550,322	0	0
Proceeds from financing obligations	7,839	16,222	32,310
Repayment of financing obligations	(9,587)	(10,689)	(7,309)
Proceeds from issuance of convertible notes, net of issuance costs of $14,299, $240 and $2,308 for the years ended December 31, 2021, 2020 and 2019, respectively	446,827	33,081	63,250
Purchase of capped call options	(66,700)	0	0
Proceeds from issuance of notes payable, net of issuance costs of $0, $1,502 and $0 for the years December 31, 2021, 2020 and 2019, respectively	3,930	23,498	4,710
Repayment of notes payable	(41,446)	(22,240)	(25,796)
Net cash provided by financing activities	1,027,095	40,294	67,201
Effect of exchange rate changes on cash and cash equivalents	242	(534)	(170)
Net increase (decrease) in cash and cash equivalents	740,838	(5,947)	(9,005)
Cash and cash equivalents, beginning of period	6,942	12,889	21,894
Cash and cash equivalents, end of period	747,780	6,942	12,889
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	10,188	9,665	8,937
Cash paid for income taxes	0	2	3
NON-CASH INVESTING AND FINANCING ACTIVITIES
Change in asset retirement costs and asset retirement obligation	231	1,839	(636)
Exchange of warrants for common stock	168,647	0	0
Conversion of warrants upon Merger	60,568	0	0
Conversion of convertible notes upon Merger	77,748	0	0
Conversion of accrued interest into outstanding note payable	337	644	0
Right-of-use asset obtained in exchange for lease liability	13,337	0	0
Settlement of warrant liability into common stock due to exercise	167,050	0	0
Settlement of warrant liability into common stock due to redemption	2,121	0	0
Issuance of common stock warrants	0	168	1,216
Stock-based compensation capitalized to internal-use software	1,160	0	0
Purchase of energy storage systems in accounts payable	0	1,806	950
Conversion of convertible promissory notes and accrued interest into Series D preferred stock	$ 0	$ 0	$ 28,144